Schedule of disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue from program fees	$ 1,578,287	$ 929,319	$ 937,415
Contractual payments to gyms	(935,823)	(537,012)	(574,025)
Net Revenue from program fees	642,464	392,307	363,390
Subscription SaaS Revenue	126,684
Total SaaS Revenue	289,660
One major product [Member]
IfrsStatementLineItems [Line Items]
Revenue from program fees	1,578,287	929,319	937,415
Contractual payments to gyms	(935,823)	(537,012)	(574,025)
Net Revenue from program fees	642,464	392,307	363,390
Subscription SaaS Revenue	126,684
Transaction SaaS Revenue	162,976
Total SaaS Revenue	$ 289,660